Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 502,541	$ 73,091	¥ 473,954
Prepaid expenses and other current assets	216	31	139
Due from related party (note 11)	163	24	154
Marketable securities (notes 3 and 8)	4,956	721	9,564
Total current assets	507,876	73,867	483,811
Non- marketable investment (note 4)	175,680	25,552	166,760
Marketable securities (notes 3 and 8)	9,324	1,356	16,798
Total assets	692,880	100,775	667,369
Current liabilities:
Payables to securities brokers (note 12)	4,718	686	7,084
Other payable	2,353	342	1,592
Accrued liabilities	1,574	229	1,348
Other taxes payable	2,753	400	2,753
Income taxes payable	16,470	2,395	17,135
Total current liabilities	27,868	4,052	29,912
Total liabilities	27,868	4,052	29,912
Commitments and contingencies (note 9)
Shareholders' equity:
Common stock - par value US$0.01 per share 50,000,000 shares authorized; 9,017,310 shares issued and outstanding (note 7)	770	112	770
Additional paid-in capital	1,000,958	145,584	1,000,958
Accumulated other comprehensive income	33,913	4,932	1,661
Accumulated deficit	(370,629)	(53,905)	(365,932)
Total shareholders' equity	665,012	96,723	637,457
Total liabilities and shareholders' equity	¥ 692,880	$ 100,775	¥ 667,369